Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000015968 | SEI Daily Income Trust Short-Duration Government Fund9236533
Holdings [Line Items]
Percent of Total Investments	29.40%
C000015968 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund9236538
Holdings [Line Items]
Percent of Total Investments	20.20%
C000015968 | SEI Institutional Managed Trust Conservative Income Fund9236524
Holdings [Line Items]
Percent of Total Investments	15.10%
C000015968 | SEI Institutional Managed Trust Core Fixed Income Fund9236536
Holdings [Line Items]
Percent of Total Investments	7.50%
C000015968 | SEI Institutional Managed Trust Global Managed Volatility Fund9236530
Holdings [Line Items]
Percent of Total Investments	7.20%
C000015968 | SEI Daily Income Trust Government Fund, Institutional Class9236549
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015968 | SEI Institutional Managed Trust Real Return Fund9236547
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015968 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund9236544
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015968 | SEI Institutional Managed Trust Multi-Asset Income Fund9236540
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015968 | SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF9236527
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015968 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015969 | SEI Daily Income Trust Short-Duration Government Fund9236533
Holdings [Line Items]
Percent of Total Investments	29.40%
C000015969 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund9236538
Holdings [Line Items]
Percent of Total Investments	20.20%
C000015969 | SEI Institutional Managed Trust Conservative Income Fund9236524
Holdings [Line Items]
Percent of Total Investments	15.10%
C000015969 | SEI Institutional Managed Trust Core Fixed Income Fund9236536
Holdings [Line Items]
Percent of Total Investments	7.50%
C000015969 | SEI Institutional Managed Trust Global Managed Volatility Fund9236530
Holdings [Line Items]
Percent of Total Investments	7.20%
C000015969 | SEI Daily Income Trust Government Fund, Institutional Class9236549
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015969 | SEI Institutional Managed Trust Real Return Fund9236547
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015969 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund9236544
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015969 | SEI Institutional Managed Trust Multi-Asset Income Fund9236540
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015969 | SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF9236527
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015969 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015961 | SEI Daily Income Trust Government Fund, Institutional Class9236543
Holdings [Line Items]
Percent of Total Investments	80.90%
C000015961 | SEI Institutional Managed Trust High Yield Bond Fund9236546
Holdings [Line Items]
Percent of Total Investments	19.10%
C000015961 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015964 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund9236580
Holdings [Line Items]
Percent of Total Investments	16.90%
C000015964 | SEI Institutional Managed Trust Core Fixed Income Fund9236574
Holdings [Line Items]
Percent of Total Investments	14.50%
C000015964 | SEI Daily Income Trust Short-Duration Government Fund9236571
Holdings [Line Items]
Percent of Total Investments	14.10%
C000015964 | SEI Institutional Managed Trust Conservative Income Fund9236553
Holdings [Line Items]
Percent of Total Investments	9.90%
C000015964 | SEI Institutional Managed Trust Global Managed Volatility Fund9236560
Holdings [Line Items]
Percent of Total Investments	9.10%
C000015964 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund9236586
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015964 | SEI Institutional Managed Trust Multi-Asset Income Fund9236583
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015964 | SEI Daily Income Trust Ultra Short Duration Bond Fund9236551
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015964 | SEI Institutional Managed Trust Real Return Fund9236589
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015964 | SEI Exchange-Traded Funds Select International Equity ETF9236568
Holdings [Line Items]
Percent of Total Investments	3.50%
C000015964 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093799 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund9236580
Holdings [Line Items]
Percent of Total Investments	16.90%
C000093799 | SEI Institutional Managed Trust Core Fixed Income Fund9236574
Holdings [Line Items]
Percent of Total Investments	14.50%
C000093799 | SEI Daily Income Trust Short-Duration Government Fund9236571
Holdings [Line Items]
Percent of Total Investments	14.10%
C000093799 | SEI Institutional Managed Trust Conservative Income Fund9236553
Holdings [Line Items]
Percent of Total Investments	9.90%
C000093799 | SEI Institutional Managed Trust Global Managed Volatility Fund9236560
Holdings [Line Items]
Percent of Total Investments	9.10%
C000093799 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund9236586
Holdings [Line Items]
Percent of Total Investments	4.90%
C000093799 | SEI Institutional Managed Trust Multi-Asset Income Fund9236583
Holdings [Line Items]
Percent of Total Investments	4.40%
C000093799 | SEI Daily Income Trust Ultra Short Duration Bond Fund9236551
Holdings [Line Items]
Percent of Total Investments	3.90%
C000093799 | SEI Institutional Managed Trust Real Return Fund9236589
Holdings [Line Items]
Percent of Total Investments	3.90%
C000093799 | SEI Exchange-Traded Funds Select International Equity ETF9236568
Holdings [Line Items]
Percent of Total Investments	3.50%
C000093799 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015965 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund9236580
Holdings [Line Items]
Percent of Total Investments	16.90%
C000015965 | SEI Institutional Managed Trust Core Fixed Income Fund9236574
Holdings [Line Items]
Percent of Total Investments	14.50%
C000015965 | SEI Daily Income Trust Short-Duration Government Fund9236571
Holdings [Line Items]
Percent of Total Investments	14.10%
C000015965 | SEI Institutional Managed Trust Conservative Income Fund9236553
Holdings [Line Items]
Percent of Total Investments	9.90%
C000015965 | SEI Institutional Managed Trust Global Managed Volatility Fund9236560
Holdings [Line Items]
Percent of Total Investments	9.10%
C000015965 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund9236586
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015965 | SEI Institutional Managed Trust Multi-Asset Income Fund9236583
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015965 | SEI Daily Income Trust Ultra Short Duration Bond Fund9236551
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015965 | SEI Institutional Managed Trust Real Return Fund9236589
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015965 | SEI Exchange-Traded Funds Select International Equity ETF9236568
Holdings [Line Items]
Percent of Total Investments	3.50%
C000015965 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015959 | SEI Institutional Managed Trust High Yield Bond Fund9236559
Holdings [Line Items]
Percent of Total Investments	33.40%
C000015959 | SEI Institutional Managed Trust U.S. Managed Volatility Fund9236562
Holdings [Line Items]
Percent of Total Investments	31.10%
C000015959 | SEI Daily Income Trust Government Fund, Institutional Class9236565
Holdings [Line Items]
Percent of Total Investments	20.10%
C000015959 | SEI Institutional Managed Trust Real Estate Fund9236556
Holdings [Line Items]
Percent of Total Investments	15.40%
C000015959 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015956 | SEI Institutional Managed Trust Core Fixed Income Fund9236596
Holdings [Line Items]
Percent of Total Investments	19.30%
C000015956 | SEI Institutional Managed Trust Global Managed Volatility Fund9236579
Holdings [Line Items]
Percent of Total Investments	12.20%
C000015956 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund9236605
Holdings [Line Items]
Percent of Total Investments	9.80%
C000015956 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund9236584
Holdings [Line Items]
Percent of Total Investments	9.30%
C000015956 | SEI Daily Income Trust Short-Duration Government Fund9236594
Holdings [Line Items]
Percent of Total Investments	6.90%
C000015956 | SEI Exchange-Traded Funds Select International Equity ETF9236591
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015956 | SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF9236573
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015956 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund9236611
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015956 | SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF9236576
Holdings [Line Items]
Percent of Total Investments	4.00%
C000015956 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF9236587
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015956 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093798 | SEI Institutional Managed Trust Core Fixed Income Fund9236596
Holdings [Line Items]
Percent of Total Investments	19.30%
C000093798 | SEI Institutional Managed Trust Global Managed Volatility Fund9236579
Holdings [Line Items]
Percent of Total Investments	12.20%
C000093798 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund9236605
Holdings [Line Items]
Percent of Total Investments	9.80%
C000093798 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund9236584
Holdings [Line Items]
Percent of Total Investments	9.30%
C000093798 | SEI Daily Income Trust Short-Duration Government Fund9236594
Holdings [Line Items]
Percent of Total Investments	6.90%
C000093798 | SEI Exchange-Traded Funds Select International Equity ETF9236591
Holdings [Line Items]
Percent of Total Investments	5.00%
C000093798 | SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF9236573
Holdings [Line Items]
Percent of Total Investments	5.00%
C000093798 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund9236611
Holdings [Line Items]
Percent of Total Investments	4.90%
C000093798 | SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF9236576
Holdings [Line Items]
Percent of Total Investments	4.00%
C000093798 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF9236587
Holdings [Line Items]
Percent of Total Investments	3.70%
C000093798 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015957 | SEI Institutional Managed Trust Core Fixed Income Fund9236596
Holdings [Line Items]
Percent of Total Investments	19.30%
C000015957 | SEI Institutional Managed Trust Global Managed Volatility Fund9236579
Holdings [Line Items]
Percent of Total Investments	12.20%
C000015957 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund9236605
Holdings [Line Items]
Percent of Total Investments	9.80%
C000015957 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund9236584
Holdings [Line Items]
Percent of Total Investments	9.30%
C000015957 | SEI Daily Income Trust Short-Duration Government Fund9236594
Holdings [Line Items]
Percent of Total Investments	6.90%
C000015957 | SEI Exchange-Traded Funds Select International Equity ETF9236591
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015957 | SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF9236573
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015957 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund9236611
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015957 | SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF9236576
Holdings [Line Items]
Percent of Total Investments	4.00%
C000015957 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF9236587
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015957 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015963 | SEI Institutional Managed Trust U.S. Managed Volatility Fund9236610
Holdings [Line Items]
Percent of Total Investments	46.10%
C000015963 | SEI Institutional Managed Trust High Yield Bond Fund9236604
Holdings [Line Items]
Percent of Total Investments	18.10%
C000015963 | SEI Daily Income Trust Government Fund, Institutional Class9236613
Holdings [Line Items]
Percent of Total Investments	14.50%
C000015963 | SEI Institutional Managed Trust Tax-Managed Large Cap Fund9236607
Holdings [Line Items]
Percent of Total Investments	10.40%
C000015963 | SEI Institutional International Trust International Equity Fund9236598
Holdings [Line Items]
Percent of Total Investments	5.50%
C000015963 | SEI Institutional Managed Trust Real Estate Fund9236600
Holdings [Line Items]
Percent of Total Investments	5.40%
C000015963 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015946 | SEI Exchange-Traded Funds Select International Equity ETF9236634
Holdings [Line Items]
Percent of Total Investments	22.00%
C000015946 | SEI Institutional Managed Trust Large Cap Fund9236646
Holdings [Line Items]
Percent of Total Investments	12.80%
C000015946 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund9236629
Holdings [Line Items]
Percent of Total Investments	11.60%
C000015946 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund9236641
Holdings [Line Items]
Percent of Total Investments	9.20%
C000015946 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF9236632
Holdings [Line Items]
Percent of Total Investments	8.80%
C000015946 | SEI Institutional Managed Trust Core Fixed Income Fund9236640
Holdings [Line Items]
Percent of Total Investments	7.70%
C000015946 | SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETF9236623
Holdings [Line Items]
Percent of Total Investments	6.40%
C000015946 | SEI Exchange-Traded Funds Select Small Cap ETF9236638
Holdings [Line Items]
Percent of Total Investments	6.30%
C000015946 | SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETF9236618
Holdings [Line Items]
Percent of Total Investments	6.10%
C000015946 | SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETF9236620
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015946 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093796 | SEI Exchange-Traded Funds Select International Equity ETF9236634
Holdings [Line Items]
Percent of Total Investments	22.00%
C000093796 | SEI Institutional Managed Trust Large Cap Fund9236646
Holdings [Line Items]
Percent of Total Investments	12.80%
C000093796 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund9236629
Holdings [Line Items]
Percent of Total Investments	11.60%
C000093796 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund9236641
Holdings [Line Items]
Percent of Total Investments	9.20%
C000093796 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF9236632
Holdings [Line Items]
Percent of Total Investments	8.80%
C000093796 | SEI Institutional Managed Trust Core Fixed Income Fund9236640
Holdings [Line Items]
Percent of Total Investments	7.70%
C000093796 | SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETF9236623
Holdings [Line Items]
Percent of Total Investments	6.40%
C000093796 | SEI Exchange-Traded Funds Select Small Cap ETF9236638
Holdings [Line Items]
Percent of Total Investments	6.30%
C000093796 | SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETF9236618
Holdings [Line Items]
Percent of Total Investments	6.10%
C000093796 | SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETF9236620
Holdings [Line Items]
Percent of Total Investments	3.20%
C000093796 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015947 | SEI Exchange-Traded Funds Select International Equity ETF9236634
Holdings [Line Items]
Percent of Total Investments	22.00%
C000015947 | SEI Institutional Managed Trust Large Cap Fund9236646
Holdings [Line Items]
Percent of Total Investments	12.80%
C000015947 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund9236629
Holdings [Line Items]
Percent of Total Investments	11.60%
C000015947 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund9236641
Holdings [Line Items]
Percent of Total Investments	9.20%
C000015947 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF9236632
Holdings [Line Items]
Percent of Total Investments	8.80%
C000015947 | SEI Institutional Managed Trust Core Fixed Income Fund9236640
Holdings [Line Items]
Percent of Total Investments	7.70%
C000015947 | SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETF9236623
Holdings [Line Items]
Percent of Total Investments	6.40%
C000015947 | SEI Exchange-Traded Funds Select Small Cap ETF9236638
Holdings [Line Items]
Percent of Total Investments	6.30%
C000015947 | SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETF9236618
Holdings [Line Items]
Percent of Total Investments	6.10%
C000015947 | SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETF9236620
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015947 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015958 | SEI Institutional Managed Trust Tax-Managed Large Cap Fund9236633
Holdings [Line Items]
Percent of Total Investments	55.90%
C000015958 | SEI Institutional International Trust International Equity Fund9236625
Holdings [Line Items]
Percent of Total Investments	16.10%
C000015958 | SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund9236630
Holdings [Line Items]
Percent of Total Investments	14.00%
C000015958 | SEI Institutional Managed Trust High Yield Bond Fund9236628
Holdings [Line Items]
Percent of Total Investments	8.00%
C000015958 | SEI Institutional International Trust Emerging Markets Debt Fund9236622
Holdings [Line Items]
Percent of Total Investments	4.00%
C000015958 | SEI Institutional International Trust Emerging Markets Equity Fund9236636
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015958 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015966 | SEI Institutional Managed Trust Core Fixed Income Fund9236673
Holdings [Line Items]
Percent of Total Investments	24.20%
C000015966 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund9236660
Holdings [Line Items]
Percent of Total Investments	11.50%
C000015966 | SEI Exchange-Traded Funds Select International Equity ETF9236666
Holdings [Line Items]
Percent of Total Investments	10.70%
C000015966 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund9236687
Holdings [Line Items]
Percent of Total Investments	7.50%
C000015966 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund9236676
Holdings [Line Items]
Percent of Total Investments	5.40%
C000015966 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF9236663
Holdings [Line Items]
Percent of Total Investments	5.10%
C000015966 | SEI Institutional Managed Trust Large Cap Fund9236681
Holdings [Line Items]
Percent of Total Investments	4.80%
C000015966 | SEI Institutional Managed Trust Global Managed Volatility Fund9236654
Holdings [Line Items]
Percent of Total Investments	4.60%
C000015966 | SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF9236645
Holdings [Line Items]
Percent of Total Investments	4.30%
C000015966 | SEI Exchange-Traded Funds Select Small Cap ETF9236669
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015966 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015967 | SEI Institutional Managed Trust Core Fixed Income Fund9236673
Holdings [Line Items]
Percent of Total Investments	24.20%
C000015967 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund9236660
Holdings [Line Items]
Percent of Total Investments	11.50%
C000015967 | SEI Exchange-Traded Funds Select International Equity ETF9236666
Holdings [Line Items]
Percent of Total Investments	10.70%
C000015967 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund9236687
Holdings [Line Items]
Percent of Total Investments	7.50%
C000015967 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund9236676
Holdings [Line Items]
Percent of Total Investments	5.40%
C000015967 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF9236663
Holdings [Line Items]
Percent of Total Investments	5.10%
C000015967 | SEI Institutional Managed Trust Large Cap Fund9236681
Holdings [Line Items]
Percent of Total Investments	4.80%
C000015967 | SEI Institutional Managed Trust Global Managed Volatility Fund9236654
Holdings [Line Items]
Percent of Total Investments	4.60%
C000015967 | SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF9236645
Holdings [Line Items]
Percent of Total Investments	4.30%
C000015967 | SEI Exchange-Traded Funds Select Small Cap ETF9236669
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015967 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015960 | SEI Institutional Managed Trust Tax-Managed Large Cap Fund9236494
Holdings [Line Items]
Percent of Total Investments	56.20%
C000015960 | SEI Institutional International Trust International Equity Fund9236488
Holdings [Line Items]
Percent of Total Investments	15.70%
C000015960 | SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund9236492
Holdings [Line Items]
Percent of Total Investments	14.00%
C000015960 | SEI Institutional Managed Trust High Yield Bond Fund9236490
Holdings [Line Items]
Percent of Total Investments	8.20%
C000015960 | SEI Institutional International Trust Emerging Markets Debt Fund9236486
Holdings [Line Items]
Percent of Total Investments	4.10%
C000015960 | SEI Institutional International Trust Emerging Markets Equity Fund9236497
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015960 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015954 | SEI Exchange-Traded Funds Select International Equity ETF9236517
Holdings [Line Items]
Percent of Total Investments	14.30%
C000015954 | SEI Institutional Managed Trust Core Fixed Income Fund9236523
Holdings [Line Items]
Percent of Total Investments	14.00%
C000015954 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund9236511
Holdings [Line Items]
Percent of Total Investments	11.80%
C000015954 | SEI Institutional Managed Trust Large Cap Fund9236531
Holdings [Line Items]
Percent of Total Investments	7.90%
C000015954 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund9236537
Holdings [Line Items]
Percent of Total Investments	7.00%
C000015954 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund9236525
Holdings [Line Items]
Percent of Total Investments	6.60%
C000015954 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF9236514
Holdings [Line Items]
Percent of Total Investments	6.40%
C000015954 | SEI Exchange-Traded Funds Select Small Cap ETF9236520
Holdings [Line Items]
Percent of Total Investments	4.60%
C000015954 | SEI Institutional Managed Trust High Yield Bond Fund9236528
Holdings [Line Items]
Percent of Total Investments	4.50%
C000015954 | SEI Institutional International Trust Emerging Markets Debt Fund9236508
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015954 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093797 | SEI Exchange-Traded Funds Select International Equity ETF9236517
Holdings [Line Items]
Percent of Total Investments	14.30%
C000093797 | SEI Institutional Managed Trust Core Fixed Income Fund9236523
Holdings [Line Items]
Percent of Total Investments	14.00%
C000093797 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund9236511
Holdings [Line Items]
Percent of Total Investments	11.80%
C000093797 | SEI Institutional Managed Trust Large Cap Fund9236531
Holdings [Line Items]
Percent of Total Investments	7.90%
C000093797 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund9236537
Holdings [Line Items]
Percent of Total Investments	7.00%
C000093797 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund9236525
Holdings [Line Items]
Percent of Total Investments	6.60%
C000093797 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF9236514
Holdings [Line Items]
Percent of Total Investments	6.40%
C000093797 | SEI Exchange-Traded Funds Select Small Cap ETF9236520
Holdings [Line Items]
Percent of Total Investments	4.60%
C000093797 | SEI Institutional Managed Trust High Yield Bond Fund9236528
Holdings [Line Items]
Percent of Total Investments	4.50%
C000093797 | SEI Institutional International Trust Emerging Markets Debt Fund9236508
Holdings [Line Items]
Percent of Total Investments	4.40%
C000093797 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015955 | SEI Exchange-Traded Funds Select International Equity ETF9236517
Holdings [Line Items]
Percent of Total Investments	14.30%
C000015955 | SEI Institutional Managed Trust Core Fixed Income Fund9236523
Holdings [Line Items]
Percent of Total Investments	14.00%
C000015955 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund9236511
Holdings [Line Items]
Percent of Total Investments	11.80%
C000015955 | SEI Institutional Managed Trust Large Cap Fund9236531
Holdings [Line Items]
Percent of Total Investments	7.90%
C000015955 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund9236537
Holdings [Line Items]
Percent of Total Investments	7.00%
C000015955 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund9236525
Holdings [Line Items]
Percent of Total Investments	6.60%
C000015955 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF9236514
Holdings [Line Items]
Percent of Total Investments	6.40%
C000015955 | SEI Exchange-Traded Funds Select Small Cap ETF9236520
Holdings [Line Items]
Percent of Total Investments	4.60%
C000015955 | SEI Institutional Managed Trust High Yield Bond Fund9236528
Holdings [Line Items]
Percent of Total Investments	4.50%
C000015955 | SEI Institutional International Trust Emerging Markets Debt Fund9236508
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015955 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015962 | SEI Institutional Managed Trust Tax-Managed Large Cap Fund9236516
Holdings [Line Items]
Percent of Total Investments	56.20%
C000015962 | SEI Institutional International Trust International Equity Fund9236507
Holdings [Line Items]
Percent of Total Investments	15.90%
C000015962 | SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund9236513
Holdings [Line Items]
Percent of Total Investments	14.00%
C000015962 | SEI Institutional Managed Trust High Yield Bond Fund9236510
Holdings [Line Items]
Percent of Total Investments	8.00%
C000015962 | SEI Institutional International Trust Emerging Markets Debt Fund9236504
Holdings [Line Items]
Percent of Total Investments	4.00%
C000015962 | SEI Institutional International Trust Emerging Markets Equity Fund9236519
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015962 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%